Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income
Net Income	$ 24,144	$ 21,203	$ 126,071	$ 89,799
Other comprehensive loss, net of tax
Net change in unrealized losses on cash flow hedges		(47)	0	(1,468)
Other comprehensive loss, net of tax		(47)	0	(1,468)
Comprehensive Income	$ 24,144	$ 21,156	$ 126,071	$ 88,331